Investments and Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis	Sep. 30, 2021 USD ($)
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	$ 345,060,383
U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	345,060,383
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	345,051,289
Private Placement Warrants [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	4,561,691
Private Placement Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	4,561,691
Public Warrants [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	8,280,000
Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	$ 8,280,000